Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Schedule of property and equipment, net

	December 31,
	2018	2017
Computer equipment and software	$1,225	$1,299
Furniture and fixtures	853	853
Leasehold improvements	355	355
Office equipment	211	211
	2,644	2,718
Less: accumulated depreciation	(2,625)	(2,667)
	$19	$51